Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Reportable Segments
	For the six months ended
	June 30, 2025	June 30, 2026	June 30, 2026
By Business Unit	RM	RM	Convenience Translation USD
Revenue
Large Scale Solar Contract Services	31,310,177	64,740,421	15,877,480
Commercial & Industrial Contract Services	21,648,404	13,543,902	3,321,619
Large Scale Solar Sales of Goods	—	1,940,000	475,781
Commercial & Industrial Sales of Goods	2,507,413	2,788,963	683,987
Total revenue	55,465,994	83,013,286	20,358,867

Cost of Sales
Large Scale Solar Contract Services	(28,708,507)	(60,148,005)	(14,751,197)
Commercial & Industrial Contract Services	(18,632,087)	(9,951,432)	(2,440,572)
Commercial & Industrial Sales of Goods	(2,262,004)	(4,272,864)	(1,047,913)
Total cost of sales	(49,602,598)	(74,372,301)	(18,239,682)

Large Scale Solar gross profit	2,601,670	6,532,416	1,602,064
Commercial & Industrial gross profit	3,261,726	2,108,569	517,121
Total gross profit	5,863,396	8,640,985	2,119,185
Selling and administrative expenses	(6,127,228)	(6,454,283)	(1,582,901)
Selling and administrative expenses to related parties	(216,352)	—	—
(Loss)/profit from operations before income tax	(480,184)	2,186,702	536,284

	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
Total assets	RM	RM	Convenience Translation USD
Large Scale Solar segment	48,822,485	95,112,630	23,326,212
Commercial & Industrial segment	38,476,543	39,488,720	9,684,542
Total of reportable segments	87,299,028	134,601,350	33,010,754
Corporate and other	102,449,572	124,149,406	30,447,433
Consolidated total assets	189,748,600	258,750,756	63,458,187

	RM	RM	Convenience Translation USD
Total liabilities
Large Scale Solar segment	8,255,741	22,448,950	5,505,567
Commercial & Industrial segment	12,149,110	10,316,536	2,530,113
Total of reportable segments	20,404,851	32,765,486	8,035,680
Corporate and other	139,087,390	183,071,252	44,897,916
Consolidated total liabilities	159,492,241	215,836,738	52,933,596